NOTES TO CASH FLOWS - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 40,474	£ 41,077	£ 36,133
Proceeds from issue of debt securities	8,366	5,347	8,667
Repayment of debt securities	(6,531)	(5,438)	(4,482)
Proceeds from issue of subordinated liabilities		1,050
Repayment of subordinated liabilities		(971)	(40)
Issue of other equity instruments	400		750
Repurchase of other equity instruments	(500)		(750)
Principal elements of lease payments	(33)	(48)	(26)
Dividends paid	(1,434)	(1,671)	(1,173)
Liability-related other changes	290	(101)	(1,254)
Non-cash changes:
– Unrealised foreign exchange	(357)	(804)	2,083
– Other changes	36	2,033	1,169
Ending balance	40,711	40,474	41,077
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	35,778	36,420	31,580
Proceeds from issue of debt securities	8,366	5,347	8,667
Repayment of debt securities	(6,531)	(5,438)	(4,482)
Liability-related other changes	279	(159)	(1,282)
Non-cash changes:
– Unrealised foreign exchange	(369)	(750)	1,893
– Other changes	46	358	44
Ending balance	37,569	35,778	36,420
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,386	2,332	2,228
Proceeds from issue of subordinated liabilities		1,050
Repayment of subordinated liabilities		(971)	(40)
Liability-related other changes	1	25	2
Non-cash changes:
– Unrealised foreign exchange	12	(54)	190
– Other changes	(14)	4	(47)
Ending balance	2,385	2,386	2,332
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,196	2,196	2,191
Issue of other equity instruments	400		750
Repurchase of other equity instruments	(500)		(750)
Liability-related other changes			5
Non-cash changes:
– Other changes	4
Ending balance	2,100	2,196	2,196
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	114	129	134
Principal elements of lease payments	(33)	(48)	(26)
Liability-related other changes	10	33	21
Non-cash changes:
Ending balance	91	114	129
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0	0
Dividends paid	(1,434)	(1,671)	(1,173)
Non-cash changes:
– Other changes		1,671	1,173
Ending balance	£ (1,434)	£ 0	£ 0